Provision for legal claims (Details) - Provision For Probable Losses [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Opening balance	R$ 1,594	R$ 1,455
Additions	453	1,050
Monetary restatement	173	217
Reversal/payments	(1,013)	(1,128)
Total balance	1,207	1,594
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	1,399	1,143
Additions	131	431
Monetary restatement	173	138
Reversal/payments	(713)	(313)
Total balance	990	1,399
Administrative [Member]
Disclosure of other provisions [line items]
Opening balance
Additions	300
Monetary restatement
Reversal/payments	(300)
Total balance
Tax [Member]
Disclosure of other provisions [line items]
Opening balance	195	312
Additions
Monetary restatement
Reversal/payments		(117)
Total balance	195	195
Civil [Member]
Disclosure of other provisions [line items]
Opening balance
Additions	22	619
Monetary restatement		79
Reversal/payments		(698)
Total balance	R$ 22